August 2, 2000

                             THE LAZARD FUNDS, INC.
                        Lazard Strategic Yield Portfolio
                            Supplement to Prospectus
                               Dated May 1, 2000


The following supersedes the information contained in the Supplement dated July 31, 2000 to the Fund's Prospectus with respect to the Lazard Strategic Yield Portfolio.

Management has determined that the Lazard Strategic Yield Portfolio will not make the distribution reflected in the July 31, 2000 Prospectus Supplement.